Property, Plant and Equipment -Summary of Property, Plant and Equipment owned and Leased assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 26,671	$ 26,678
Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	24,245	24,459
Property, plant and equipment leased (right-of-use assets) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 2,426	$ 2,219